UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

AVAYA HOLDINGS CORP.

Ticker:       AVYA           Security ID:  05351X101
Meeting Date: MAR 04, 2020   Meeting Type: Annual
Record Date:  JAN 06, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William D. Watkins       For       For          Management
1.2   Elect Director James M. Chirico, Jr.    For       For          Management
1.3   Elect Director Stephan Scholl           For       For          Management
1.4   Elect Director Susan L. Spradley        For       For          Management
1.5   Elect Director Stanley J. Sutula, III   For       For          Management
1.6   Elect Director Scott D. Vogel           For       For          Management
1.7   Elect Director Jacqueline E. Yeaney     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

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GEO SPECIALTY CHEMICALS, INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: AUG 14, 2019   Meeting Type: Special
Record Date:  JUL 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

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INVESCO EXCHANGE-TRADED FUND TRUST II

Ticker:       PTRP           Security ID:  46138G508
Meeting Date: AUG 19, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronn R. Bagge            For       For          Management
1.2   Elect Director Todd J. Barre            For       For          Management
1.3   Elect Director Kevin M. Carome          For       For          Management
1.4   Elect Director Edmund P. Giambastiani,  For       For          Management
      Jr.
1.5   Elect Director Victoria J. Herget       For       For          Management
1.6   Elect Director Marc M. Kole             For       For          Management
1.7   Elect Director Yung Bong Lim            For       For          Management
1.8   Elect Director Joanne Pace              For       For          Management
1.9   Elect Director Gary R. Wicker           For       For          Management
1.10  Elect Director Donald H. Wilson         For       For          Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: MAY 14, 2020   Meeting Type: Annual
Record Date:  MAR 19, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas McDaniel          For       Withhold     Management
1.2   Elect Director Thomas Rebeyrol          For       For          Management
1.3   Elect Director Thomas Werner            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditor     For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 27, 2020